ORGANIZATION AND PRINCIPAL ACTIVITIES - Reorganization (Details) $ / shares in Units, ¥ in Thousands			1 Months Ended								12 Months Ended
	Dec. 26, 2017 $ / shares shares	Dec. 25, 2017 USD ($) $ / shares shares	Jun. 30, 2018 shares	Jan. 31, 2018 USD ($) $ / shares shares	Jan. 31, 2018 CNY (¥) shares	Oct. 31, 2017 shares	May 31, 2017 CNY (¥)	Apr. 30, 2017 CNY (¥)	Nov. 30, 2013 $ / shares shares	Aug. 31, 2013 shareholder	Dec. 31, 2018 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Mar. 31, 2017	Mar. 31, 2016	Jan. 31, 2016
Initial Public Offering
Number of new shares issued (in shares)									125,000,000
Proceeds from initial public offering, net of offering cost				$ 14,700,000	¥ 95,100							$ 100,100,000	¥ 651,250
Authorized share capital | $		$ 50,000
Par value of shares | $ / shares		$ 0.0001							$ 0.0001
Shares authorized		500,000,000
Class A Ordinary Shares
Initial Public Offering
Number of new shares issued (in shares)			27,000,000
Shares issued (in shares)											253,693,940	217,070,940	217,070,940
Shares outstanding (in shares)											243,090,108	217,070,940	217,070,940
Par value of shares | $ / shares		$ 0.0001		$ 0.0001
Shares authorized											1,889,352,801	1,889,352,801	1,889,352,801
Class B Ordinary Shares
Initial Public Offering
Shares issued (in shares)											108,147,199	110,647,199	110,647,199
Shares outstanding (in shares)											108,147,199	110,647,199	110,647,199
Par value of shares | $ / shares		$ 0.0001
Shares authorized											110,647,199	110,647,199	110,647,199
Pre-IPO Class A Ordinary Shares
Initial Public Offering
Shares issued (in shares)						110,647,199
Shares outstanding (in shares)						110,647,199
Stock Conversion basis		1				1
Pre-IPO Series of Preferred Shares
Initial Public Offering
Share issuance upon the conversion and redesignation of Pre-IPO Preferred Shares into class A Ordinary Shares (in shares)						193,070,940
Stock Conversion basis		1				1
IPO
Initial Public Offering
Authorized share capital | $		$ 500,000
Par value of shares | $ / shares		$ 0.0001
Shares authorized		5,000,000,000
IPO | ADS
Initial Public Offering
Number of new shares issued (in shares)	12,000,000			1,800,000	1,800,000
Price per share | $ / shares	$ 9.00
Proceeds from initial public offering, net of offering cost				$ 14,700,000	¥ 95,100
Total gross capital raise				16,200,000	105,200
Net capital raise				$ 1,500,000	¥ 10,100
IPO | Class A Ordinary Shares
Initial Public Offering
Number of new shares issued (in shares)	24,000,000			3,600,000	3,600,000
Price per share | $ / shares				$ 0.0001
Shares authorized		1,889,352,801
IPO | Class B Ordinary Shares
Initial Public Offering
Shares authorized		110,647,199
IPO | Reserved Shares
Initial Public Offering
Shares authorized		3,000,000,000
Shenzhen Fenqile
Reorganization
Number of angel investors | shareholder										2
Ownership (in percent)											100.00%
Shenzhen Tiqianle
Reorganization
Ownership (in percent)											100.00%
Qianhai Dingsheng | Founding Shareholder
Reorganization
Ownership (in percent)																90.00%
Qianhai Dingsheng | Nominee Shareholders
Reorganization
Ownership (in percent)														90.00%
Beijing Shijitong
Reorganization
Ownership (in percent)											100.00%
Beijing Shijitong | Nominee Shareholders
Reorganization
Principal amount | ¥							¥ 1,000
Term of the loan							10 years	10 years
Extension term of the loan							10 years	10 years			10 years
Shenzhen Xinjie | Shenzhen Fenqile
Reorganization
Equity interest acquired (in percentage)															73.33%
Shenzhen Xinjie | Qianhai Dingsheng
Reorganization
Ownership percentage noncontrolling owners (in percent)																10.00%
Shenzhen Xinjie | Beijing Shijitong | Nominee Shareholders
Reorganization
Principal amount | ¥								¥ 10,000